Assets/Liabilities for Insurance Contracts - Summary of Net Gross and Reinsurers Share for Amounts Arising from Insurance Contracts (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	$ 24,491	$ 45,064
Restatement Premiums	0	0
Minimum Deposit Premium to Be Accrued	(12,150)	(15,552)
Deposits as Collateral	0	0
Unpaid Losses to Be Borne by Reinsurers	(39,876)	(31,119)
Total	(27,535)	$ (1,607)
IBNR to be borne by reinsurers [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	21,852
Restatement Premiums	0
Minimum Deposit Premium to Be Accrued	(12,150)
Deposits as Collateral	0
Unpaid Losses to Be Borne by Reinsurers	(39,876)
Total	(30,174)
Debts with co-insurers [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	2,639
Restatement Premiums	0
Deposits as Collateral	0
Total	$ 2,639